Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 1.3%
142,952	(1)	Imax Corp.	$ 2,954,818	0.7
181,311	(1)	Vonage Holdings Corp.	2,396,931	0.6
			5,351,749	1.3

		Consumer Discretionary: 16.7%
109,528		Bloomin Brands, Inc.	2,720,676	0.6
83,688	(1)	Boyd Gaming Corp.	4,912,486	1.2
27,384	(1)	Caesars Entertainment, Inc.	2,558,761	0.6
165,180		Callaway Golf Co.	4,616,781	1.1
155,498		Dana, Inc.	3,702,407	0.9
49,643		Dave & Buster's Entertainment, Inc.	2,016,002	0.5
9,092	(1)	Deckers Outdoor Corp.	2,964,992	0.7
44,010		Dick's Sporting Goods, Inc.	3,140,994	0.7
65,809	(1)	G-III Apparel Group Ltd.	1,894,641	0.4
173,871		Goodyear Tire & Rubber Co.	2,922,772	0.7
73,247	(1)	GrowGeneration Corp.	3,342,261	0.8
74,067		Guess?, Inc.	1,867,229	0.4
9,050	(1)	Helen of Troy Ltd.	1,962,040	0.5
48,210		Kontoor Brands, Inc.	2,036,872	0.5
77,592		La-Z-Boy, Inc.	3,306,195	0.8
22,324		LCI Industries	3,146,345	0.7
108,786	(1)	Leslie's, Inc.	2,641,324	0.6
8,018		Lithia Motors, Inc.	2,998,331	0.7
41,800	(1)	Malibu Boats, Inc.	3,115,772	0.7
31,330		Marriott Vacations Worldwide Corp.	5,317,014	1.2
6,830	(1)	RH	3,349,227	0.8
44,009		Shoe Carnival, Inc.	2,154,681	0.5
42,954		Steven Madden Ltd.	1,588,868	0.4
41,752		Winnebago Industries	2,905,939	0.7
			71,182,610	16.7

		Consumer Staples: 1.4%
109,703	(1)	Hostess Brands, Inc.	1,578,626	0.4
81,249	(1)	Performance Food Group Co.	4,406,946	1.0
			5,985,572	1.4

		Energy: 2.7%
110,163		Apache Corp.	2,173,516	0.5
200,207		DHT Holdings, Inc.	1,117,155	0.3
45,429	(1)	Dril-Quip, Inc.	1,542,769	0.4
243,769		Marathon Oil Corp.	2,705,836	0.6
48,220	(1)	Renewable Energy Group, Inc.	3,750,069	0.9
			11,289,345	2.7

		Financials: 16.2%
93,384		Atlantic Union Bankshares Corp.	3,429,994	0.8
99,709		BankUnited, Inc.	4,007,305	1.0
168,511		Cadence BanCorp	3,457,846	0.8
80,760		Columbia Banking System, Inc.	3,576,860	0.8
94,330		Cowen, Inc.	3,193,070	0.8
201,185	(1)	Eastern Bankshares, Inc.	3,542,868	0.8
82,195		First Foundation, Inc.	1,878,156	0.4
229,975		First Horizon Corp.	3,725,595	0.9
135,565		First Midwest Bancorp., Inc.	2,681,476	0.6
6,275	(1)	Midwest Holding, Inc.	313,750	0.1
115,520		OFG Bancorp	2,230,691	0.5
46,886		OneMain Holdings, Inc.	2,199,422	0.5
99,198		Pacific Premier Bancorp, Inc.	3,997,679	0.9
14,178	(1)	Palomar Holdings, Inc.	1,206,973	0.3
31,490	(1),(2)	Peridot Acquisition Corp.	377,880	0.1
41,771		Pinnacle Financial Partners, Inc.	3,390,552	0.8
29,272		Primerica, Inc.	4,134,085	1.0
146,597		Provident Financial Services, Inc.	2,965,657	0.7
77,661	(1)	Selectquote, Inc.	2,368,660	0.6
24,878		Signature Bank	5,431,863	1.3
96,509		Stifel Financial Corp.	5,894,770	1.4
106,563	(1)	Trean Insurance Group, Inc.	1,803,046	0.4
57,235		WSFS Financial Corp.	3,041,468	0.7
			68,849,666	16.2

		Health Care: 17.3%
26,107	(1)	Addus HomeCare Corp.	2,808,330	0.6
87,890	(1),(2)	Aerie Pharmaceuticals, Inc.	1,616,297	0.4
50,049	(1)	Akouos, Inc.	1,019,498	0.2
85,573	(1)	Amicus Therapeutics, Inc.	1,050,836	0.2
64,126	(1)	AMN Healthcare Services, Inc.	4,672,862	1.1
24,429	(1)	Arena Pharmaceuticals, Inc.	1,962,870	0.5
33,992	(1)	Arrowhead Pharmaceuticals, Inc.	2,707,803	0.6
29,956	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,545,661	0.6
17,412	(1)	Blueprint Medicines Corp.	1,710,207	0.4
89,678	(1)	CryoLife, Inc.	2,264,369	0.5
51,133		Encompass Health Corp.	4,113,138	1.0
71,288		Ensign Group, Inc.	5,847,042	1.4
110,443	(1)	Epizyme, Inc.	1,059,148	0.2
30,086	(1)	Fate Therapeutics, Inc.	2,699,316	0.6
40,163	(1)	FibroGen, Inc.	2,009,355	0.5
44,892	(1)	Globus Medical, Inc.	2,805,750	0.6
30,659	(1)	Haemonetics Corp.	3,878,363	0.9
20,550		Hill-Rom Holdings, Inc.	2,192,068	0.5
43,362	(1)	Integer Holdings Corp.	3,824,095	0.9
26,927	(1)	Magellan Health, Inc.	2,512,828	0.6
14,392	(1)	Mirati Therapeutics, Inc.	2,891,641	0.7
26,268	(1)	ModivCare, Inc.	3,369,134	0.8
29,673	(1)	Natera, Inc.	3,444,739	0.8
65,725	(1)	NextCure, Inc.	746,636	0.2
26,230	(1),(2)	Ontrak, Inc.	1,545,996	0.4
35,019	(1),(2)	ORIC Pharmaceuticals, Inc.	1,134,616	0.3
7,385	(1)	Rocket Pharmaceuticals, Inc.	410,458	0.1
104,323	(1)	Select Medical Holdings Corp.	3,301,823	0.8
37,803	(1)	Syneos Health, Inc.	2,924,062	0.7

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
39,881	(1),(2)	UroGen Pharma Ltd.	$ 759,733	0.2
			73,828,674	17.3

		Industrials: 14.6%
82,912	(1)	Air Transport Services Group, Inc.	2,200,484	0.5
15,785		Alamo Group, Inc.	2,409,265	0.6
58,608		Altra Industrial Motion Corp.	3,394,575	0.8
42,362	(1)	ASGN, Inc.	3,938,395	0.9
37,058		Barrett Business Services, Inc.	2,638,530	0.6
110,222	(1)	Builders FirstSource, Inc.	4,768,755	1.1
14,739	(1)	CACI International, Inc.	3,262,330	0.8
51,248	(1)	Casella Waste Systems, Inc.	2,968,284	0.7
35,948		Curtiss-Wright Corp.	3,971,895	0.9
46,683		EMCOR Group, Inc.	4,545,524	1.1
34,078		EnerSys	3,076,562	0.7
43,989	(1)	FuelCell Energy, Inc.	745,174	0.2
38,627	(1)	Huron Consulting Group, Inc.	1,966,114	0.5
20,949		ICF International, Inc.	1,748,194	0.4
108,695		Marten Transport Ltd.	1,758,685	0.4
35,211	(1)	Plug Power, Inc.	1,703,508	0.4
15,703		Regal Beloit Corp.	2,146,129	0.5
31,520		Skywest, Inc.	1,776,782	0.4
43,491	(1)	SP Plus Corp.	1,441,727	0.3
234,511		Steelcase, Inc.	3,269,083	0.8
137,656		Werner Enterprises, Inc.	5,908,196	1.4
22,323		Woodward, Inc.	2,549,733	0.6
			62,187,924	14.6

		Information Technology: 16.4%
178,817		Absolute Software Corp.	2,716,230	0.6
91,067	(1)	ACI Worldwide, Inc.	3,484,223	0.8
144,250	(1)	Avaya Holdings Corp.	4,279,897	1.0
34,194		CMC Materials, Inc.	5,830,077	1.4
94,224	(1)	Commvault Systems, Inc.	6,004,896	1.4
23,680	(1)	Concentrix Corp.	2,924,717	0.7
75,422		CSG Systems International, Inc.	3,480,725	0.8
61,990	(1)	Envestnet, Inc.	3,968,600	0.9
11,475	(1)	Euronet Worldwide, Inc.	1,724,807	0.4
58,380		EVERTEC, Inc.	2,270,982	0.5
285,244	(1)	Harmonic, Inc.	2,209,215	0.5
53,694	(1)	j2 Global, Inc.	5,980,438	1.4
128,078	(1)	Knowles Corp.	2,662,742	0.6
27,453	(1)	Lumentum Holdings, Inc.	2,470,770	0.6
98,841	(1)	Onto Innovation, Inc.	6,173,609	1.5
37,585	(1)	Q2 Holdings, Inc.	4,580,860	1.1
25,451	(1)	Silicon Laboratories, Inc.	3,963,739	0.9
24,791	(1)	SMART Global Holdings, Inc.	1,157,492	0.3
11,637	(1),(2)	SunPower Corp.	404,618	0.1
221,662	(1)	Viavi Solutions, Inc.	3,587,599	0.9
			69,876,236	16.4

		Materials: 4.3%
91,255		Avient Corp.	3,944,041	0.9
103,188		Commercial Metals Co.	2,595,178	0.6
156,026		Glatfelter Corp.	2,504,217	0.6
23,443		Minerals Technologies, Inc.	1,669,845	0.4
54,930		Sealed Air Corp.	2,301,567	0.5
41,441		Sensient Technologies Corp.	3,226,182	0.8
37,788	(1)	US Concrete, Inc.	1,944,571	0.5
			18,185,601	4.3

		Real Estate: 5.3%
142,928		Acadia Realty Trust	2,702,768	0.6
42,236		American Assets Trust, Inc.	1,312,695	0.3
89,007		Chatham Lodging Trust	1,239,868	0.3
57,865		CubeSmart	2,138,690	0.5
202,944	(1)	Cushman & Wakefield PLC	3,141,573	0.7
158,113		Easterly Government Properties, Inc.	3,475,324	0.8
61,400		QTS Realty Trust, Inc.	3,814,168	0.9
41,679		Ryman Hospitality Properties	3,221,370	0.8
80,865		Xenia Hotels & Resorts, Inc.	1,614,874	0.4
			22,661,330	5.3

		Utilities: 1.9%
48,793		Black Hills Corp.	2,886,594	0.7
17,626		Idacorp, Inc.	1,520,066	0.3
27,801		NorthWestern Corp.	1,625,803	0.4
48,388		Portland General Electric Co.	2,040,038	0.5
			8,072,501	1.9

	Total Common Stock
	(Cost $359,667,288)		417,471,208	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Repurchase Agreements: 0.9%
985,852	(3)	Bank of America Inc., Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $985,854, collateralized by various U.S. Government Agency Obligations, 1.500%-3.500%, Market Value plus accrued interest $1,005,569, due 02/01/48-02/01/51)	985,852	0.2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(3) Citigroup, Inc., Repurchase Agreement dated 02/26/21, 0.02%, due 03/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 08/27/21-05/01/58)	$ 1,000,000	0.2
1,000,000	(3) Daiwa Capital Markets, Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/31/21-03/01/51)	1,000,000	0.2
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 03/16/21-04/01/53)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $3,985,852)	3,985,852	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
11,004,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $11,004,000)	11,004,000	2.6

	Total Short-Term Investments
	(Cost $14,989,852)	14,989,852	3.5

	Total Investments in Securities (Cost $374,657,140)	$ 432,461,060	101.6
	Liabilities in Excess of Other Assets	(6,736,250)	(1.6)
	Net Assets	$ 425,724,810	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$417,471,208	$–	$–	$417,471,208
Short-Term Investments	11,004,000	3,985,852	–	14,989,852
Total Investments, at fair value	$428,475,208	$3,985,852	$–	$432,461,060

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $378,628,666.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 69,442,007
Gross Unrealized Depreciation	(15,600,042)
Net Unrealized Appreciation	$ 53,841,965